UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2023

Date of reporting period:	December 1, 2022 – May 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam High Yield Fund

Semiannual report
5 | 31 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PHYIX

Putnam
High Yield
Fund

Semiannual report
5 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7

Message from the Trustees

July 7, 2023

Dear Fellow Shareholder:

Stocks have generally advanced in the first half of the year, and the performance of bond markets has also improved compared with 2022. Inflation is trending downward, while economic growth has remained positive. At the same time, investors are weighing the impact of high borrowing costs, a weak housing market, and stress in the banking system.

Fortunately, a strong pulse of innovation is gaining investors’ attention. The technology sector, for example, has started to rebound from a difficult 2022. More broadly, international markets are performing better this year, even though the reopening of China’s economy lacked the dynamism many had anticipated.

As active managers, your investment team continues to research attractive opportunities for your fund while monitoring risks. This report offers an update on their efforts.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 5/31/23. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Of special interest

In May 2023, the fund’s monthly dividend rate for class A shares rose from $0.021 to $0.022. The increase was due to a higher level of current income earned by the portfolio. Similar increases were made to other share classes of the fund.

2 High Yield Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 11/30/22	1.04%	1.79%	1.79%	1.29%	1.29%	0.68%	0.79%
Annualized expense ratio for the
six-month period ended 5/31/23	1.05%	1.80%	1.80%	1.30%	1.30%	0.68%	0.80%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 12/1/22 to 5/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.30	$9.06	$9.07	$6.55	$6.55	$3.43	$4.04
Ending value (after expenses)	$1,023.20	$1,018.20	$1,020.40	$1,022.20	$1,022.20	$1,025.50	$1,024.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 5/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

High Yield Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 5/31/23, use the following calculation method. To find the value of your investment on 12/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.29	$9.05	$9.05	$6.54	$6.54	$3.43	$4.03
Ending value (after expenses)	$1,019.70	$1,015.96	$1,015.96	$1,018.45	$1,018.45	$1,021.54	$1,020.94

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 5/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 High Yield Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of May 31, 2023, Putnam employees had approximately $470,000,000 and the Trustees had approximately $66,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in May 2023. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2022 through December 2022. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2022. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

High Yield Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 High Yield Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

High Yield Fund 7

The fund’s portfolio 5/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (84.7%)*		Principal amount	Value
Advertising and marketing services (0.3%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$1,500,000	$1,322,295
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		1,665,000	1,240,354
			2,562,649
Automotive (—%)
Volkswagen International Finance NV company guaranty jr. unsec. sub. FRN 4.625%, perpetual maturity (Germany)	EUR	300,000	290,206
			290,206
Basic materials (9.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$3,165,000	3,255,370
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	514,740
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,975,000	2,833,688
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		2,600,000	2,625,095
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		3,140,000	2,690,101
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		475,000	448,861
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		1,312,000	1,240,270
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		950,000	819,375
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,782,530
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		2,310,000	2,070,228
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	855,966
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,829,968
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		2,455,000	2,469,497
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,385,000	1,394,465
CF Industries, Inc. company guaranty sr. unsec. bonds 5.15%, 3/15/34		450,000	426,791
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,010,000	2,512,944
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,483,769
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		1,510,000	1,325,481
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		2,775,000	2,653,594
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		542,000	533,965
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	400,000	358,295
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		$1,150,000	1,095,375
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	692,213

8 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.		Principal amount	Value
Basic materials cont.
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		$2,475,000	$2,437,875
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,104,000	1,101,781
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		1,323,000	1,286,618
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,511,000	1,370,250
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	1,405,000	1,314,305
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$1,460,000	1,283,106
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	975,812
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		2,185,000	1,738,146
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		480,000	439,868
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		970,000	871,112
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,560,000	1,287,000
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		1,385,000	1,002,394
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,410,000	1,177,703
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	1,101,703
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$1,565,000	1,369,375
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		2,610,000	2,229,540
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		1,665,000	1,519,528
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		2,195,000	2,175,507
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,494,383
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		1,425,000	1,170,162
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		2,055,000	1,823,800
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		465,000	420,015
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	505,000	467,408
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	730,000	626,274
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$1,035,000	1,027,238
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,915,000	1,535,666
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		3,400,000	2,524,288
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,055,000	1,526,835
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,066,000	2,716,833

High Yield Fund 9

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Basic materials cont.
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	$2,590,000	$2,145,489
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	2,695,000	2,130,344
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	1,935,000	1,047,029
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	2,205,000	1,789,766
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	1,200,000	1,112,940
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	2,275,000	2,229,500
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	2,300,000	1,909,542
		88,291,716
Broadcasting (2.0%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	1,958,000	1,285,849
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	4,390,000	2,793,331
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	4,045,667	2,282,400
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62	100,000	80,124
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	1,030,000	793,100
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	2,192,000	1,617,563
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	2,070,000	1,733,319
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	1,055,000	685,714
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	1,465,000	1,358,348
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	2,400,000	2,272,293
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	2,143,000	1,992,415
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	1,700,000	1,530,000
		18,424,456
Building materials (2.0%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	2,395,000	2,184,527
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	1,210,000	1,029,815
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	695,000	597,492
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	1,455,000	1,371,480
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	1,391,000	1,211,325
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	1,685,000	1,334,200
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	940,000	891,073
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	2,050,000	1,722,287
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	1,140,000	917,700

10 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.		Principal amount	Value
Building materials cont.
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,484,000	$1,401,720
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$855,000	$667,862
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,975,000	1,853,653
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	210,860
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		1,465,000	1,236,996
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,505,000	1,301,513
			17,932,503
Capital goods (9.2%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		1,295,000	1,307,950
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		907,000	904,733
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		3,430,000	2,896,092
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		460,000	435,829
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,660,000	1,488,373
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland) ‡‡		1,270,223	987,332
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	1,115,000	872,129
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$2,435,000	1,909,549
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		205,000	204,488
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		2,290,000	2,258,513
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		1,261,000	1,246,750
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		1,315,000	1,289,583
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,201,953
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		1,630,000	1,704,752
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		2,511,000	2,516,218
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		435,000	435,000
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,335,000	1,364,694
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,015,000	1,016,979
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		3,020,000	2,620,241
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		2,155,000	2,136,144
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		1,555,000	1,386,115
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,615,000	1,466,348
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		452,000	403,616
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		3,677,000	2,888,982
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		1,300,000	1,300,473
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		3,166,000	2,771,622

High Yield Fund 11

CORPORATE BONDS AND NOTES (84.7%)* cont.		Principal amount	Value
Capital goods cont.
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		$570,000	$492,515
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		3,190,000	2,428,249
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		3,675,000	2,807,592
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,730,000	2,777,775
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		840,000	842,162
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		710,000	718,875
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,370,000	1,426,513
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		3,195,000	2,827,575
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		4,610,000	4,106,668
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,748,013
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		1,575,000	1,294,610
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		2,215,000	2,052,552
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,380,000	1,363,203
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		124,000	116,574
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,359,628
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		1,595,000	1,413,664
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,653,000	1,641,683
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		2,205,000	2,205,000
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	1,150,000	1,089,557
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$4,380,000	3,917,356
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		793,000	729,407
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		3,096,000	3,164,471
ZF North America Capital, Inc. 144A company guaranty sr. unsec. Notes 7.125%, 4/14/30 (Germany)		810,000	814,050
ZF North America Capital, Inc. 144A company guaranty sr. unsec. notes 6.875%, 4/14/28 (Germany)		810,000	810,000
			83,162,150
Commercial and consumer services (3.4%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,975,000	1,723,188
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	917,600
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	1,175,000	986,479
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		$1,570,000	1,301,514
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,220,000	2,253,300

12 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Commercial and consumer services cont.
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	$4,460,000	$3,642,852
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	1,627,000	1,321,824
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	495,000	493,763
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	1,045,000	954,377
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	420,000	334,342
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	4,245,000	3,723,060
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	857,000	761,465
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	1,992,000	1,863,132
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	3,295,000	3,014,925
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	1,295,000	1,136,650
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	2,245,000	2,061,995
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25	1,075,000	909,054
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 11.25%, 12/15/27	640,000	491,968
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	2,406,000	2,255,769
		30,147,257
Communication services (5.0%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	1,515,000	1,183,732
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)	1,505,000	1,092,179
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	1,125,000	853,065
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	1,870,000	1,331,578
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	2,155,000	1,686,543
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	3,742,000	3,368,037
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	4,380,000	3,693,953
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	2,101,000	1,682,984
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	3,080,000	2,423,154
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	2,590,000	1,140,714
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	2,340,000	2,061,113
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	1,040,000	596,721
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	2,228,000	1,010,462
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	2,049,000	1,486,192

High Yield Fund 13

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Communication services cont.
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	$1,260,000	$995,300
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	3,425,000	1,703,938
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	2,925,000	2,606,771
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	1,565,000	1,463,244
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	899,250	854,496
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	1,824,000	1,049,284
Rogers Communications, Inc. 144A unsec. sub. FRB 5.25%, 3/15/82 (Canada)	410,000	375,888
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	4,408,000	4,712,443
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	2,755,000	2,353,988
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)	2,080,000	1,646,468
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)	440,000	445,192
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	1,560,000	1,234,350
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)	2,215,000	2,041,419
		45,093,208
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	147,000	146,339
		146,339
Consumer (0.6%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	2,942,000	2,508,290
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	1,150,000	919,000
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	2,043,000	1,823,378
Stanley Black & Decker, Inc. jr. unsec. sub. FRB 4.00%, 3/15/60	200,000	149,002
		5,399,670
Consumer staples (4.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	3,780,000	3,245,030
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	2,513,000	2,307,087
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	675,000	617,625
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	1,570,000	1,492,807
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	2,130,000	2,189,033

14 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.		Principal amount	Value
Consumer staples cont.
Aramark International Finance Sarl company guaranty sr. unsec. notes Ser. REGS, 3.125%, 4/1/25	EUR	1,800,000	1,846,194
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		$1,710,000	$1,616,121
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		2,275,000	1,950,507
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		460,000	401,497
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		1,395,000	1,135,108
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,825,731
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,605,000	1,608,500
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		480,000	463,328
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		2,840,000	2,529,111
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		1,472,000	1,384,147
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		935,000	761,660
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		621,000	527,061
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		2,130,000	1,943,625
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		1,395,000	1,293,876
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		3,295,000	1,705,163
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,218,000	2,223,291
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		1,380,000	1,258,618
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		645,000	611,049
			35,936,169
Energy (oil field) (0.7%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,345,000	1,284,744
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,765,000	1,658,253
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		2,229,000	2,119,868
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,034,871
			6,097,736
Entertainment (1.8%)
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		970,000	680,213
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,909,000	2,716,279
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		1,070,000	1,016,500
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,445,000	2,140,328

High Yield Fund 15

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Entertainment cont.
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	$1,550,000	$1,514,645
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	1,185,000	1,187,013
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	895,000	848,013
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	675,000	604,125
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	1,315,000	1,326,735
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	1,970,000	2,094,398
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	1,369,000	1,287,078
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	465,000	426,106
		15,841,433
Financials (7.6%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	2,770,000	2,581,673
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	1,653,000	1,723,546
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity	600,000	424,560
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity	200,000	130,365
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26	250,000	204,853
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50	1,000,000	832,967
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51	500,000	360,000
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	1,970,000	1,683,019
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)	600,000	488,570
Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9.00%, perpetual maturity (Brazil)	310,000	309,741
Banco Santander SA jr. unsec. sub. FRN 7.50%, perpetual maturity (Spain)	600,000	576,000
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27	350,000	292,250
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	640,000	624,000
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,000,000	1,000,000
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)	300,000	308,194
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)	100,000	71,631
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)	320,000	291,328
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)	460,000	432,009
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)	200,000	173,500
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)	200,000	173,010
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)	200,000	191,127
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)	300,000	291,811

16 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Financials cont.
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity	$250,000	$185,843
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity	690,000	590,778
Citizens Financial Group, Inc. jr. unsec. sub. FRN 6.375%, perpetual maturity	320,000	263,255
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	2,346,000	1,400,348
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31	120,000	69,897
Commerzbank AG jr. unsec. sub. FRB 7.00%, perpetual maturity (Germany)	600,000	535,500
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)	200,000	198,000
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)	310,000	296,320
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)	250,000	197,275
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	200,000	195,000
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)	400,000	306,432
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,360,000	1,019,044
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity	230,000	213,228
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	1,380,000	1,116,020
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29	700,000	569,049
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28	1,510,000	1,274,917
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	2,189,000	1,839,396
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	849,000	811,068
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	1,490,000	1,302,160
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	1,640,000	1,361,138
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity	570,000	460,435
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25 R	820,000	802,226
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	1,320,000	1,182,906
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (ICE LIBOR USD 3 Month + 2.13%), 7.446%, 2/12/47	550,000	455,125
HSBC Holdings PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)	200,000	198,500
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)	540,000	486,935
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	1,887,000	1,858,681
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity	250,000	198,736
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	1,044,000	914,677
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	1,475,000	1,215,634

High Yield Fund 17

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Financials cont.
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	$2,640,000	$2,020,128
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)	540,000	478,564
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)	610,000	564,693
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	425,000	321,560
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	800,000	787,449
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	400,000	352,908
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity	1,000,000	994,600
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	1,820,000	1,422,511
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	2,245,000	1,902,111
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51	300,000	231,045
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)	600,000	565,500
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	1,390,000	1,220,549
M&T Bank Corp. jr. unsec. sub. FRN 3.50%, perpetual maturity	250,000	162,335
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38	350,000	410,375
Morgan Stanley jr. unsec. sub. FRN 5.875%, perpetual maturity	760,000	724,303
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	2,415,000	1,961,151
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	1,833,000	1,585,545
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,250,000	1,195,213
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	1,185,000	1,072,471
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	2,129,000	1,740,287
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	1,055,000	849,482
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	2,155,000	2,002,938
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	3,520,000	3,098,304
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRB Ser. W, 6.25%, perpetual maturity	350,000	317,625
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRN 6.20%, perpetual maturity	650,000	600,844
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52	100,000	88,738
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50	520,000	439,900
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)	590,000	580,413
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)	200,000	193,000

18 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.		Principal amount	Value
Financials cont.
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		$1,665,000	$1,261,009
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	220,000	220,755
Swiss Re Finance Luxembourg SA 144A company guaranty unsec. sub. FRB 5.00%, 4/2/49 (Luxembourg)		$400,000	382,000
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		300,000	307,446
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	427,500
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	473,997
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	460,658
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		2,012,000	1,978,090
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		425,000	372,300
			68,450,974
Gaming and lottery (4.0%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		2,150,000	2,036,873
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		2,250,000	2,001,072
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		2,802,000	2,814,850
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		2,110,000	1,819,042
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		3,120,000	3,135,884
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		2,732,000	2,422,358
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		2,425,000	2,145,026
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		3,019,000	2,823,912
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		1,390,000	1,221,921
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,522,844
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		1,030,000	1,018,371
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,160,000	964,482
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		3,105,000	2,763,052
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,453,000	2,306,991
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		1,865,000	1,855,675
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		3,015,000	2,690,461
			35,542,814
Health care (7.7%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		252,000	251,338
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		945,000	826,875
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	124,800
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	962,650

High Yield Fund 19

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Health care cont.
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28	$447,000	$337,485
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30	89,000	55,521
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	1,835,000	1,106,689
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	1,035,000	865,922
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	1,895,000	1,757,423
Centene Corp. sr. unsec. notes 3.375%, 2/15/30	600,000	517,326
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	2,230,000	1,915,013
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	1,075,000	940,625
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	865,000	807,677
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	225,000	181,424
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	1,085,000	928,741
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	1,675,000	933,813
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	1,310,000	736,692
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	1,010,000	758,629
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	3,850,000	3,684,104
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	2,325,000	2,314,749
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	2,190,000	1,936,327
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	3,032,000	2,716,612
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)	3,291,000	1,328,741
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	2,880,000	2,372,204
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	4,920,000	4,243,277
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	2,100,000	1,796,808
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	675,000	582,161
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	3,680,000	3,276,088
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31	985,000	835,824
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	1,560,000	1,406,285
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	1,115,000	914,300
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	3,355,000	3,187,250
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	1,850,000	1,540,125
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,315,000	1,122,681
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	3,325,000	3,177,258
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	2,365,000	2,287,713
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	1,885,000	1,692,711
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	3,000,000	2,899,442

20 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.		Principal amount	Value
Health care cont.
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$3,200,000	$3,134,912
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		752,000	746,315
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,665,000	1,727,438
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		1,245,000	1,276,125
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		6,020,000	5,424,371
			69,632,464
Homebuilding (0.3%)
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		1,025,000	740,496
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,499,000	1,394,070
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		947,000	918,590
			3,053,156
Lodging/Tourism (1.9%)
Carnival Corp. notes Ser. REGS, 10.125%, 2/1/26	EUR	505,000	566,072
Carnival Corp. 144A notes 10.50%, 2/1/26		$1,178,000	1,224,092
Carnival Corp. 144A notes 9.875%, 8/1/27		870,000	897,944
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		2,695,000	2,307,018
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		395,000	427,559
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		3,358,000	3,148,125
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		3,259,000	3,029,844
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,430,000	3,330,484
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,577,276
			17,508,414
Media (0.1%)
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		1,236,000	1,279,154
			1,279,154
Oil and gas (11.7%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		1,275,000	1,292,325
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		626,000	636,824
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,016,610
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		3,198,000	2,926,170
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	445,288
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		1,655,000	1,618,354

High Yield Fund 21

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Oil and gas cont.
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	$3,686,000	$3,417,776
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	3,560,000	3,453,200
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	3,345,000	2,943,896
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	395,000	323,177
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	1,145,000	1,127,825
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	2,305,000	1,921,778
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	852,000	744,652
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	2,083,000	1,984,311
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	153,000	117,471
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29	610,000	592,729
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	70,000	69,228
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	2,638,000	2,769,816
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	2,974,000	2,732,363
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	6,100,000	6,023,750
EnLink Midstream Partners LP jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 4.11%), 8.976%, perpetual maturity	500,000	413,425
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	3,470,000	3,342,773
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	1,325,000	1,370,819
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	225,000	212,090
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	990,000	897,129
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	1,065,000	997,106
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	905,000	784,219
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	2,456,000	2,409,950
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	2,199,000	2,025,786
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	1,775,000	1,681,813
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	1,465,000	1,527,263
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	580,000	589,425
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	6,844,000	6,681,455
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	5,843,000	5,945,253
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	607,000	607,152
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	1,005,000	996,422

22 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Oil and gas cont.
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	$1,701,000	$1,815,260
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	490,000	488,052
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28	355,000	313,750
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	3,095,000	2,721,872
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	2,930,000	2,764,622
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	3,665,000	3,607,350
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	3,764,000	3,458,175
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	990,000	951,534
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	975,000	941,358
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	1,804,000	1,691,503
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	754,000	727,572
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	2,755,000	2,532,259
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	4,030,000	3,752,855
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	1,615,000	1,396,975
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	1,459,000	1,309,453
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)	320,000	269,810
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	1,492,563	1,457,114
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	700,000	708,876
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	770,000	769,615
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	1,500,000	1,534,380
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33	740,000	606,146
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	395,000	391,594
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	720,000	626,421
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	2,360,000	2,372,343
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,070,000	1,075,350
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	965,000	928,065
		105,851,927
Publishing (1.0%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	159,000	158,464
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	3,565,000	3,039,163
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	2,930,000	2,446,550
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	265,000	241,105
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	3,455,000	3,033,620
		8,918,902

High Yield Fund 23

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Retail (1.5%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32	$230,000	$197,321
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	455,000	401,058
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	1,186,000	1,058,676
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	1,637,000	1,654,919
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	277,000	294,269
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	1,595,000	1,519,790
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	965,000	817,838
Macy’s Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30	945,000	819,076
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	925,000	568,357
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	2,150,000	1,989,190
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	1,815,000	1,762,027
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	2,935,000	2,245,275
		13,327,796
Technology (5.5%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	4,358,000	3,689,954
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	1,100,000	951,929
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	1,225,000	1,222,739
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	1,300,000	1,272,217
Clarios Global LP/Clarios US Finance Co. 144A notes 9.00%, 9/30/29	3,875,000	3,284,063
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	2,535,000	2,177,158
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	1,100,000	1,032,915
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	804,000	755,645
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	1,654,000	1,297,524
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	3,824,000	3,332,933
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	1,165,000	1,162,989
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	5,227,000	4,496,313
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,675,000	1,436,408
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	3,035,000	2,654,859
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	939,000	937,826
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	1,095,000	988,818

24 High Yield Fund

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Technology cont.
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	$3,537,000	$3,127,724
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	4,085,000	3,334,381
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	2,571,000	2,185,350
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	2,195,000	1,853,941
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	2,785,000	2,403,984
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	6,345,000	5,496,018
		49,095,688
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	945,000	943,819
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26	1,155,000	1,075,738
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	2,790,000	2,350,575
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	3,810,000	3,149,003
		7,519,135
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	2,280,000	1,988,356
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	460,000	421,940
		2,410,296
Transportation (1.4%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	2,255,000	2,160,726
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	2,255,000	2,213,058
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	2,289,000	2,211,227
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	890,000	806,200
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	890,000	842,035
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	4,725,000	4,527,397
		12,760,643
Utilities and power (2.1%)
American Electric Power Co., Inc. jr. unsec. sub. FRB 3.875%, 2/15/62	400,000	321,999
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	1,088,000	807,949
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	922,000	821,880
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	455,000	367,184
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	225,000	190,283
CenterPoint Energy, Inc. jr. unsec. sub. FRN 6.125%, perpetual maturity	330,000	314,307
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity	320,000	276,044
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82	350,000	261,600

High Yield Fund 25

CORPORATE BONDS AND NOTES (84.7%)* cont.	Principal amount	Value
Utilities and power cont.
Electricite De France SA 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)	$240,000	$233,346
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)	450,000	430,875
Enbridge, Inc. unsec. sub. FRB 7.375%, 1/15/83 (Canada)	320,000	315,007
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)	200,000	188,179
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	6,820,000	5,234,351
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity	200,000	175,000
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79	450,000	407,250
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82	250,000	207,694
NiSource, Inc. jr. unsec. sub. FRN 5.65%, perpetual maturity	500,000	497,047
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	2,148,000	1,667,409
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, 3/9/53	705,000	667,988
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	1,128,000	1,042,831
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	430,000	388,580
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51	500,000	424,175
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	100,000	93,100
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	925,000	813,630
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	1,578,000	1,533,196
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	1,430,000	1,343,870
		19,024,774
Total corporate bonds and notes (cost $852,587,942)		$763,701,629

SENIOR LOANS (6.7%)*c	Principal amount	Value
Basic materials (0.8%)
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.16%, 8/15/26	$205,000	$200,189
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 9.003%, 11/23/27	2,017,809	1,818,873
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.813%, 2/4/26	1,403,452	1,277,141
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.503%, 10/15/28	845,000	827,399
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.155%, 4/3/28	890,000	872,761
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.99%, 4/3/28	885,000	867,300
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.895%, 10/1/25	935,765	931,591
		6,795,254
Capital goods (0.4%)
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.462%, 10/19/28	435,000	430,650
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.768%, 10/19/28	369,375	361,910

26 High Yield Fund

SENIOR LOANS (6.7%)*c cont.	Principal amount	Value
Capital goods cont.
Madison IAQ, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.302%, 6/15/28	$1,410,000	$1,348,313
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.50%, 6/1/28	1,679,681	1,604,095
		3,744,968
Communication services (0.4%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.404%, 7/31/27	908,772	823,293
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 10.154%, 7/22/27	3,061,054	2,899,400
		3,722,693
Consumer cyclicals (1.5%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 8.107%, 4/22/26	2,112,990	1,630,531
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.903%, 10/19/27	1,691,896	1,661,442
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	1,966,562	1,847,035
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.753%, 2/20/29	1,273,117	1,270,112
Entercom Media Corp. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 2.50%), 7.66%, 11/17/24	1,185,000	574,725
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	1,501,048	1,419,120
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.409%, 4/15/28	708,198	621,005
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.004%, 4/11/29	1,200,000	1,071,504
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.003%, 1/29/28	999,353	983,613
Robertshaw US holdings Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 8.00%), 13.166%, 2/28/27	1,410,000	282,000
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.253%, 6/30/28	540,000	396,565
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 12/17/26	1,355,194	1,124,811
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 7/24/24	980,031	970,535
		13,852,998
Consumer staples (1.1%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 11.003%, 11/18/29	1,570,000	1,339,728
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.373%, 6/21/24	3,605,558	3,409,055
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.253%, 12/15/27	1,345,000	1,303,144
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.541%, 12/17/28	2,172,097	1,685,547
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.634%, 3/19/28	2,061,364	2,056,211
		9,793,685

High Yield Fund 27

SENIOR LOANS (6.7%)*c cont.	Principal amount	Value
Energy (0.3%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	$2,692,050	$2,673,825
		2,673,825
Financials (0.1%)
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.276%, 3/8/30	880,000	862,673
		862,673
Health care (0.1%)
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.236%, 10/2/25	630,116	437,143
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.829%, 4/22/27	1,296,888	916,472
		1,353,615
Technology (1.6%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 13.003%, 7/31/28	1,145,000	1,135,600
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.154%, 12/1/27	1,656,863	1,613,370
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	2,332,739	2,085,772
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.404%, 8/31/29	2,375,000	2,280,000
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.404%, 11/28/25	1,134,788	1,115,644
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	2,309,213	2,134,423
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.271%, 5/3/27	1,450,000	1,361,550
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.271%, 5/3/26	1,723,677	1,653,386
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.00%), 9.255%, 4/24/28	1,432,727	1,287,664
		14,667,409
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.00%, 4/20/28	1,055,000	1,058,460
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.888%, 4/21/28	2,185,400	2,170,823
		3,229,283
Total senior loans (cost $65,323,033)		$60,696,403

CONVERTIBLE BONDS AND NOTES (2.1%)*	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$49,036
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	989,000	1,146,554
		1,195,590
Communication services (—%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	74,000	33,211
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	40,000	37,880
		71,091

28 High Yield Fund

CONVERTIBLE BONDS AND NOTES (2.1%)* cont.	Principal amount	Value
Consumer cyclicals (0.3%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	$90,000	$68,625
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	71,000	100,643
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	58,000	58,073
Carnival Corp. 144A cv. company guaranty sr. unsec. unsub. notes 5.75%, 12/1/27	28,000	32,760
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25	29,000	38,843
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	75,000	73,125
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	57,000	59,423
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	1,378,000	1,036,256
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	97,000	101,220
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,013,000	721,129
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	53,000	94,685
Sabre GLBL, Inc. company guaranty cr. sr. unsec. notes 4.00%, 4/15/25	55,000	41,663
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	72,000	75,348
		2,501,793
Consumer staples (0.5%)
Chefs’ Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	3,000	2,965
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	40,000	30,000
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	95,000	71,868
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	1,460,000	1,231,779
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,137,000	1,659,186
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	1,926,000	1,541,956
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	54,000	64,719
		4,602,473
Energy (0.1%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	19,000	18,263
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	1,000,000	702,500
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	73,000	75,821
		796,584
Financials (0.2%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	49,000	36,603
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	1,355,000	1,336,030
		1,372,633
Health care (0.2%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	65,000	61,750
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	55,000	57,233
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	166,000	164,755
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	95,000	91,257
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. notes 2.00%, 6/15/26 (Ireland)	23,000	23,719

High Yield Fund 29

CONVERTIBLE BONDS AND NOTES (2.1%)* cont.	Principal amount	Value
Health care cont.
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	$55,000	$73,150
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	26,000	29,770
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	1,892,000	1,502,126
		2,003,760
Technology (0.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	39,000	38,517
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27	33,000	38,957
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	77,000	62,226
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	23,000	27,888
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	78,000	67,041
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	17,000	20,681
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	29,000	53,897
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	25,000	29,140
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	40,000	60,160
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	110,000	95,645
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	657,000	1,085,364
ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. notes 0.50%, 3/1/29	29,000	30,488
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	10,000	21,515
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	11,000	12,348
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	100,000	83,150
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	1,690,000	1,450,020
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	1,904,000	1,622,208
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	1,898,000	1,493,726
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	78,000	56,940
		6,349,911
Transportation (—%)
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	70,000	74,165
		74,165
Utilities and power (—%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	43,000	43,989
		43,989
Total convertible bonds and notes (cost $20,963,492)		$19,011,989

CONVERTIBLE PREFERRED STOCKS (0.6%)*	Shares	Value
AES Corp. (The) $6.875 cv. pfd.	513	$39,932
Chart Industries, Inc. Ser. B, $3.375 cv. pfd.	34,824	1,671,552
KKR & Co., Inc. $3.00 cv. pfd.	27,203	1,662,647
NextEra Energy, Inc. $3.46 cv. pfd.	1,056	48,407
PG&E Corp. $5.50 cv. pfd.	14,350	2,109,450
Total convertible preferred stocks (cost $5,137,434)		$5,531,988

30 High Yield Fund

COMMON STOCKS (0.3%)*	Shares	Value
EQT Corp.	44,260	$1,538,920
Jackson Financial, Inc. (Preference)	10,000	242,700
OneMain Holdings, Inc.	20,377	771,473
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	125,508
Total common stocks (cost $2,718,616)		$2,678,601

PREFERRED STOCKS (0.0%)*	Shares	Value
Allstate Corp. (The) Ser. J, $1.844 pfd. †	8,000	$211,440
PennyMac Mortgage Investment Trust Ser. A, (ICE LIBOR USD 3 Month + $5.83), $2.031 pfd. ARP R	4,000	91,680
Total preferred stocks (cost $306,000)		$303,120

SHORT-TERM INVESTMENTS (4.7%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.21% L	Shares	42,512,479	$42,512,479
U.S. Treasury Bills 5.324%, 11/16/23 ∆		$200,000	195,132
Total short-term investments (cost $42,707,714)			$42,707,611

TOTAL INVESTMENTS
Total investments (cost $989,744,231)	$894,631,341

Key to holding’s currency abbreviations
EUR	Euro

Key to holding’s abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $901,608,760.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

High Yield Fund 31

∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $34,132 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 5/31/23 (aggregate face value $51,210,453) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Euro	Buy	6/21/23	$934,598	$942,224	$(7,626)
	Euro	Sell	6/21/23	934,598	931,927	(2,671)
	Euro	Sell	9/20/23	939,239	946,875	7,636
Citibank, N.A.
	Euro	Buy	6/21/23	1,839,768	1,854,276	(14,508)
	Euro	Sell	6/21/23	1,839,768	1,834,694	(5,074)
	Euro	Sell	9/20/23	1,848,906	1,863,473	14,567
JPMorgan Chase Bank N.A.
	Euro	Buy	6/21/23	415,400	418,852	(3,452)
	Euro	Sell	6/21/23	415,400	422,159	6,759
	Euro	Sell	9/20/23	417,464	420,905	3,441
Morgan Stanley & Co. International PLC
	Euro	Buy	6/21/23	4,343,835	4,379,869	(36,034)
	Euro	Sell	6/21/23	4,343,835	4,334,421	(9,414)
	Euro	Sell	9/20/23	4,357,343	4,392,867	35,524
State Street Bank and Trust Co.
	Euro	Buy	6/21/23	7,945,149	8,011,864	(66,715)
	Euro	Sell	6/21/23	7,945,149	8,078,854	133,705
	Euro	Sell	9/20/23	5,568,332	5,613,718	45,386
UBS AG
	Euro	Buy	6/21/23	3,366,542	3,359,273	7,269
	Euro	Sell	6/21/23	3,366,542	3,404,202	37,660
Unrealized appreciation						291,947
Unrealized (depreciation)						(145,494)
Total						$146,453
* The exchange currency for all contracts listed is the United States Dollar.

32 High Yield Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/23 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 40 Index	B+/P	$68,126	$17,143,000	$186,002	6/20/28	500 bp — Quarterly	$406,510
Total	$68,126		$406,510
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at May 31, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$1,538,920	$—	$—
Financials	1,014,173	—	—
Utilities and power	—	125,508	—
Total common stocks	2,553,093	125,508	—
Convertible bonds and notes	2,965	19,009,024	—
Convertible preferred stocks	48,407	5,483,581	—
Corporate bonds and notes	—	763,701,629	—
Preferred stocks	303,120	—	—
Senior loans	—	60,696,403	—
Short-term investments	—	42,707,611	—
Totals by level	$2,907,585	$891,723,756	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$146,453	$—
Credit default contracts	—	338,384	—
Totals by level	$—	$484,837	$—
* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

High Yield Fund 33

Statement of assets and liabilities 5/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $947,231,752)	$852,118,862
Affiliated issuers (identified cost $42,512,479) (Note 5)	42,512,479
Cash	203,675
Foreign currency (cost $80) (Note 1)	75
Dividends, interest and other receivables	13,637,837
Deposits with broker (Note 1)	1,659,333
Receivable for shares of the fund sold	447,364
Receivable for investments sold	4,967,299
Unrealized appreciation on forward currency contracts (Note 1)	291,947
Prepaid assets	82,462
Total assets	915,921,333

LIABILITIES
Payable for investments purchased	11,252,561
Payable for shares of the fund repurchased	1,157,544
Payable for compensation of Manager (Note 2)	434,759
Payable for custodian fees (Note 2)	18,754
Payable for investor servicing fees (Note 2)	244,133
Payable for Trustee compensation and expenses (Note 2)	546,097
Payable for administrative services (Note 2)	5,589
Unrealized depreciation on forward currency contracts (Note 1)	145,494
Payable for variation margin on centrally cleared swap contracts (Note 1)	38,898
Payable for distribution fees (Note 2)	298,335
Other accrued expenses	170,409
Total liabilities	14,312,573

Net assets	$901,608,760

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,134,925,949
Total distributable earnings (Note 1)	(233,317,189)
Total — Representing net assets applicable to capital shares outstanding	$901,608,760

(Continued on next page)

34 High Yield Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($611,748,064 divided by 121,067,482 shares)	$5.05
Offering price per class A share (100/96.00 of $5.05)*	$5.26
Net asset value and offering price per class B share ($1,079,001 divided by 220,949 shares)**	$4.88
Net asset value and offering price per class C share ($6,766,171 divided by 1,394,486 shares)**	$4.85
Net asset value and redemption price per class M share
($39,354,628 divided by 7,839,615 shares)	$5.02
Offering price per class M share (100/96.75 of $5.02)†	$5.19
Net asset value, offering price and redemption price per class R share
($17,562,093 divided by 3,500,458 shares)	$5.02
Net asset value, offering price and redemption price per class R6 share
($18,406,835 divided by 3,424,005 shares)	$5.38
Net asset value, offering price and redemption price per class Y share
($206,691,968 divided by 38,280,702 shares)	$5.40

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

High Yield Fund 35

Statement of operations Six months ended 5/31/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,237,523 from investments in affiliated issuers) (Note 5)	$30,201,472
Dividends (net of foreign tax of $114)	247,049
Total investment income	30,448,521

EXPENSES
Compensation of Manager (Note 2)	2,604,178
Investor servicing fees (Note 2)	754,873
Custodian fees (Note 2)	17,733
Trustee compensation and expenses (Note 2)	19,872
Distribution fees (Note 2)	976,074
Administrative services (Note 2)	21,070
Other	239,479
Total expenses	4,633,279
Expense reduction (Note 2)	(10,916)
Net expenses	4,622,363

Net investment income	25,826,158

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(25,048,256)
Foreign currency transactions (Note 1)	2,875
Forward currency contracts (Note 1)	(168,881)
Swap contracts (Note 1)	296,814
Total net realized loss	(24,917,448)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	20,300,209
Assets and liabilities in foreign currencies	(5,893)
Forward currency contracts	297,273
Swap contracts	148,427
Total change in net unrealized appreciation	20,740,016

Net loss on investments	(4,177,432)

Net increase in net assets resulting from operations	$21,648,726

The accompanying notes are an integral part of these financial statements.

36 High Yield Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 5/31/23*	Year ended 11/30/22
Operations
Net investment income	$25,826,158	$49,142,652
Net realized loss on investments
and foreign currency transactions	(24,917,448)	(25,241,962)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	20,740,016	(129,785,237)
Net increase (decrease) in net assets resulting
from operations	21,648,726	(105,884,547)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(15,692,335)	(33,156,431)
Class B	(27,682)	(86,090)
Class C	(170,899)	(426,822)
Class M	(964,441)	(2,075,669)
Class R	(419,903)	(757,744)
Class R6	(453,044)	(871,801)
Class Y	(5,107,713)	(10,197,139)
Decrease from capital share transactions (Note 4)	(47,170,425)	(60,325,530)
Total decrease in net assets	(48,357,716)	(213,781,773)

NET ASSETS
Beginning of period	949,966,476	1,163,748,249
End of period	$901,608,760	$949,966,476

* Unaudited.

The accompanying notes are an integral part of these financial statements.

High Yield Fund 37

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class A
May 31, 2023**	$5.06	.14	(.02)	.12	(.13)	(.13)	$5.05	2.32*	$611,748	.52*	2.76*	17*
November 30, 2022	5.86	.26	(.81)	(.55)	(.25)	(.25)	5.06	(9.47)	641,771	1.04	4.76	28
November 30, 2021	5.85	.25	.01	.26	(.25)	(.25)	5.86	4.51	808,041	1.01	4.21	48
November 30, 2020	5.82	.26	.04	.30	(.27)	(.27)	5.85	5.57	839,550	1.03	4.66	46
November 30, 2019	5.59	.28	.24	.52	(.29)	(.29)	5.82	9.46	896,789	1.02	4.94	37
November 30, 2018	5.93	.30	(.35)	(.05)	(.29)	(.29)	5.59	(.94)	898,320	1.03	5.20	33
Class B
May 31, 2023**	$4.90	.12	(.03)	.09	(.11)	(.11)	$4.88	1.82*	$1,079	.89*	2.39*	17*
November 30, 2022	5.68	.21	(.78)	(.57)	(.21)	(.21)	4.90	(10.11)	1,571	1.79	3.96	28
November 30, 2021	5.68	.20	.01	.21	(.21)	(.21)	5.68	3.68	3,306	1.76	3.48	48
November 30, 2020	5.65	.22	.04	.26	(.23)	(.23)	5.68	4.95	5,637	1.78	3.94	46
November 30, 2019	5.43	.24	.23	.47	(.25)	(.25)	5.65	8.73	10,087	1.77	4.22	37
November 30, 2018	5.77	.25	(.35)	(.10)	(.24)	(.24)	5.43	(1.74)	14,151	1.78	4.46	33
Class C
May 31, 2023**	$4.86	.12	(.02)	.10	(.11)	(.11)	$4.85	2.04*	$6,766	.89*	2.39*	17*
November 30, 2022	5.65	.21	(.78)	(.57)	(.22)	(.22)	4.86	(10.30)	8,543	1.79	3.99	28
November 30, 2021	5.65	.20	.01	.21	(.21)	(.21)	5.65	3.72	12,762	1.76	3.48	48
November 30, 2020	5.62	.21	.05	.26	(.23)	(.23)	5.65	4.99	20,415	1.78	3.92	46
November 30, 2019	5.41	.23	.23	.46	(.25)	(.25)	5.62	8.58	30,768	1.77	4.22	37
November 30, 2018	5.74	.25	(.33)	(.08)	(.25)	(.25)	5.41	(1.55)	37,341	1.78	4.46	33
Class M
May 31, 2023**	$5.03	.13	(.02)	.11	(.12)	(.12)	$5.02	2.22*	$39,355	.64*	2.63*	17*
November 30, 2022	5.83	.24	(.80)	(.56)	(.24)	(.24)	5.03	(9.72)	40,762	1.29	4.51	28
November 30, 2021	5.82	.23	.02	.25	(.24)	(.24)	5.83	4.32	52,676	1.26	3.96	48
November 30, 2020	5.79	.25	.04	.29	(.26)	(.26)	5.82	5.37	55,549	1.28	4.41	46
November 30, 2019	5.56	.27	.24	.51	(.28)	(.28)	5.79	9.28	59,320	1.27	4.67	37
November 30, 2018	5.91	.29	(.36)	(.07)	(.28)	(.28)	5.56	(1.32)	79,376	1.28	4.96	33
Class R
May 31, 2023**	$5.03	.13	(.02)	.11	(.12)	(.12)	$5.02	2.22*	$17,562	.64*	2.64*	17*
November 30, 2022	5.83	.24	(.80)	(.56)	(.24)	(.24)	5.03	(9.72)	16,371	1.29	4.54	28
November 30, 2021	5.82	.23	.02	.25	(.24)	(.24)	5.83	4.32	16,485	1.26	3.96	48
November 30, 2020	5.79	.25	.04	.29	(.26)	(.26)	5.82	5.35	17,059	1.28	4.42	46
November 30, 2019	5.56	.27	.24	.51	(.28)	(.28)	5.79	9.28	23,954	1.27	4.69	37
November 30, 2018	5.90	.29	(.35)	(.06)	(.28)	(.28)	5.56	(1.15)	27,080	1.28	4.95	33

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

38 High Yield Fund	High Yield Fund 39

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class R6
May 31, 2023**	$5.38	.16	(.02)	.14	(.14)	(.14)	$5.38	2.55*	$18,407	.34*	2.94*	17*
November 30, 2022	6.21	.29	(.85)	(.56)	(.27)	(.27)	5.38	(9.07)	17,597.68		5.14	28
November 30, 2021	6.19	.29	.01	.30	(.28)	(.28)	6.21	4.82	18,888.66		4.55	48
November 30, 2020	6.14	.30	.05	.35	(.30)	(.30)	6.19	6.04	16,039.67		5.02	46
November 30, 2019	5.88	.32	.25	.57	(.31)	(.31)	6.14	9.94	15,255.66		5.27	37
November 30, 2018 †	6.07	.18	(.21)	(.03)	(.16)	(.16)	5.88	(.60)*	13,611	.35*	2.95*	33
Class Y
May 31, 2023**	$5.40	.16	(.03)	.13	(.13)	(.13)	$5.40	2.48*	$206,692	.39*	2.88*	17*
November 30, 2022	6.24	.29	(.87)	(.58)	(.26)	(.26)	5.40	(9.34)	223,351.79		5.00	28
November 30, 2021	6.21	.28	.01	.29	(.26)	(.26)	6.24	4.77	251,589.76		4.46	48
November 30, 2020	6.15	.29	.06	.35	(.29)	(.29)	6.21	5.98	307,210.78		4.91	46
November 30, 2019	5.88	.31	.26	.57	(.30)	(.30)	6.15	9.89	321,497.77		5.16	37
November 30, 2018	6.22	.33	(.37)	(.04)	(.30)	(.30)	5.88	(.71)	247,593.78		5.46	33

* Not annualized.

** Unaudited.

† For the period May 22, 2018 (commencement of operations) to November 30, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

40 High Yield Fund	High Yield Fund 41

Notes to financial statements 5/31/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from December 1, 2022, through May 31, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
State Street	State Street Bank and Trust Company
JPMorgan	JPMorgan Chase Bank, N.A.
the SEC	the Securities and Exchange Commission
OTC	over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management

Putnam High Yield Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities rated below-investment-grade. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may also invest in other debt instruments, including loans. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions, and credit default swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class M†	Up to 3.25%	None	None
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

42 High Yield Fund

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value

High Yield Fund 43

following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment

44 High Yield Fund

upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,659,333 in a segregated account to cover margin requirements on open centrally cleared swap contracts.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $112,955 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $17,600 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $34,132 and may include amounts related to unsettled agreements.

High Yield Fund 45

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$8,153,005	$120,927,693	$129,080,698

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $989,763,617, resulting in gross unrealized appreciation and depreciation of $4,847,319 and $99,494,758, respectively, or net unrealized depreciation of $94,647,439.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot

46 High Yield Fund

be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,	0.520%	of the next $50 billion,
0.670%	of the next $5 billion,	0.500%	of the next $50 billion,
0.620%	of the next $10 billion,	0.490%	of the next $100 billion and
0.570%	of the next $10 billion,	0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.280% of the fund’s average net assets.

Putnam Management has contractually agreed, through March 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$519,222	Class R	14,427
Class B	1,042	Class R6	4,516
Class C	6,394	Class Y	176,016
Class M	33,256	Total	$754,873

High Yield Fund 47

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $10,916 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $795, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$786,485
Class B	1.00%	1.00%	6,321
Class C	1.00%	1.00%	38,750
Class M	1.00%	0.50%	100,809
Class R	1.00%	0.50%	43,709
Total			$976,074

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $13,325 and $— from the sale of class A and class M shares, respectively, and received $— and $34 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $50 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$150,725,627	$167,781,482
U.S. government securities (Long-term)	—	—
Total	$150,725,627	$167,781,482

48 High Yield Fund

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	11,177,549	$57,031,132	34,849,937	$183,837,371
Shares issued in connection with
reinvestment of distributions	2,807,068	14,259,960	5,640,686	30,073,962
	13,984,617	71,291,092	40,490,623	213,911,333
Shares repurchased	(19,728,989)	(100,531,020)	(51,459,113)	(273,576,587)
Net decrease	(5,744,372)	$(29,239,928)	(10,968,490)	$(59,665,254)

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	568	$2,789	8,377	$31,762
Shares issued in connection with
reinvestment of distributions	5,032	24,723	14,984	77,955
	5,600	27,512	23,361	109,717
Shares repurchased	(105,640)	(520,625)	(284,380)	(1,519,862)
Net decrease	(100,040)	$(493,113)	(261,019)	$(1,410,145)

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	82,926	$407,338	500,260	$2,631,939
Shares issued in connection with
reinvestment of distributions	34,508	168,476	79,835	412,227
	117,434	575,814	580,095	3,044,166
Shares repurchased	(479,090)	(2,340,764)	(1,082,998)	(5,605,678)
Net decrease	(361,656)	$(1,764,950)	(502,903)	$(2,561,512)

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,630	$21,246
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	3,630	21,246
Shares repurchased	(266,170)	(1,352,268)	(932,172)	(4,896,825)
Net decrease	(266,170)	$(1,352,268)	(928,542)	$(4,875,579)

High Yield Fund 49

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class R	Shares	Amount	Shares	Amount
Shares sold	795,680	$4,025,934	1,368,883	$7,418,120
Shares issued in connection with
reinvestment of distributions	83,062	419,207	143,267	756,197
	878,742	4,445,141	1,512,150	8,174,317
Shares repurchased	(635,544)	(3,216,272)	(1,083,738)	(5,723,664)
Net increase	243,198	$1,228,869	428,412	$2,450,653

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	264,113	$1,432,750	574,471	$3,282,703
Shares issued in connection with
reinvestment of distributions	83,915	452,822	154,503	871,783
	348,028	1,885,572	728,974	4,154,486
Shares repurchased	(197,706)	(1,069,677)	(495,187)	(2,779,455)
Net increase	150,322	$815,895	233,787	$1,375,031

	SIX MONTHS ENDED 5/31/23		YEAR ENDED 11/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	12,960,735	$70,727,988	30,437,476	$174,254,418
Shares issued in connection with
reinvestment of distributions	939,329	5,098,077	1,790,487	10,176,009
	13,900,064	75,826,065	32,227,963	184,430,427
Shares repurchased	(16,992,067)	(92,190,995)	(31,201,915)	(180,069,151)
Net increase (decrease)	(3,092,003)	$(16,364,930)	1,026,048	$4,361,276

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 11/30/22	cost	proceeds	income	of 5/31/23
Short-term investments
Putnam Short Term
Investment Fund*	$59,972,271	$148,906,470	$166,366,262	$1,237,523	$42,512,479
Total Short-term
investments	$59,972,271	$148,906,470	$166,366,262	$1,237,523	$42,512,479

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

50 High Yield Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$27,100,000
Centrally cleared credit default contracts (notional)	$15,300,000
Warrants (number of warrants)	500

High Yield Fund 51

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Net assets — Unrealized
Credit contracts	appreciation	$338,384*	Payables	$—
Foreign exchange
contracts	Receivables	291,947	Payables	145,494
Total		$630,331		$145,494

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as		Forward
hedging instruments		currency
under ASC 815	Warrants	contracts	Swaps	Total
Credit contracts	$—	$—	$296,814	$296,814
Foreign exchange
contracts	—	(168,881)	—	(168,881)
Interest rate contracts	(43)	—	—	(43)
Total	$(43)	$(168,881)	$296,814	$127,890

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as		Forward
hedging instruments		currency
under ASC 815	Warrants	contracts	Swaps	Total
Credit contracts	$—	$—	$148,427	$148,427
Foreign exchange
contracts	—	297,273	—	297,273
Equity contracts	26	—	—	26
Total	$26	$297,273	$148,427	$445,726

52 High Yield Fund

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

					Morgan
					Stanley
		Barclays			& Co.
	Bank	of Capital, Inc.		JPMorgan	Inter-	State Street
	America	(clearing	Citibank,	Chase Bank	national	Bank and
	N.A.	broker)	N.A.	N.A.	PLC	Trust Co.	UBS AG	Total
Assets:
Centrally cleared
credit default	$—	$—	$—	$—	$—	$—	$—	$—
contracts§
Forward currency	7,636	—	14,567	10,200	35,524	179,091	44,929	291,947
contracts #
Total Assets	$7,636	$—	$14,567	$10,200	$35,524	$179,091	$44,929	$291,947
Liabilities:
Centrally cleared
credit default	—	38,898	—	—	—	—	—	38,898
contracts§
Forward currency	10,297	—	19,582	3,452	45,448	66,715	—	145,494
contracts #
Total Liabilities	$10,297	$38,898	$19,582	$3,452	$45,448	$66,715	$—	$184,392
Total Financial
and Derivative	$(2,661)	$(38,898)	$(5,015)	$6,748	$(9,924)	$112,376	$44,929	$107,555
Net Assets
Total collateral
received	$—	$—	$—	$—	$(9,924)	$—	$44,929
(pledged)†##
Net amount	$(2,661)	$(38,898)	$(5,015)	$6,748	$—	$112,376	$—
Controlled collateral
received (including	$—	$—	$—	$—	$—	$—	$—	$—
TBA commitments)**
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$112,955	$112,955
Collateral (pledged)
(including TBA	$—	$—	$—	$—	$(34,132)	$—	$—	$(34,132)
commitments)**

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $1,693,465.

High Yield Fund 53

Note 10: Of special note

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. In anticipation of this automatic termination, on June 23, 2023, the Board of Trustees of the Putnam Funds approved a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable), which will be presented to the shareholders of each Putnam Fund for their approval at shareholder meetings currently expected to occur in October 2023.

54 High Yield Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

High Yield Fund 55

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

56 High Yield Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam High Yield Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: July 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: July 26, 2023